Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes

	For the year ended June 30, 2020	For the year ended June 30, 2019	For the year ended June 30, 2018
Cayman	$(4,851,668)	$(6,470,553)	$(2,307,119)
United States	(316,142)	(188,869)	-
Hong Kong	(832)	-	-
	$(5,168,642)	$(6,659,422)	$(2,307,119)

Schedule of effective income tax rate
	For the year ended June 30, 2020	For the year ended June 30, 2019
Federal statutory rate	21.0%	21.0%
State statutory rate	5.6%	5.6%
Valuation allowance	(26.6)%	(26.6)%
Effective tax rate	0.0%	0.0%

Schedule of components of deferred tax assets

	June 30, 2020	June 30, 2019
Deferred tax assets
Net operating loss carryforward in the U.S.	134,378	50,256
Net operating loss carryforward in Hong Kong	137	-
Valuation allowance	(134,515)	(50,256)
Total net deferred tax assets	$-	$-